UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07303
Investment Company Act File Number

Global Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Global Growth Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.9%

Security	Shares	Value
Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)(1)(2)	23,800	$272,510

		$272,510

Automobiles — 2.6%
Harley-Davidson, Inc.(2)	30,400	$515,888
Honda Motor Co., Ltd.	14,000	406,192
Toyota Motor Corp.	11,300	450,595

		$1,372,675

Beverages — 3.3%
Central European Distribution Corp.(1)(2)	7,000	$176,190
Diageo PLC ADR	11,300	616,528
Fomento Economico Mexicano SA de C.V. ADR(2)	20,000	653,800
Foster’s Group, Ltd.	61,800	244,026

		$1,690,544

Biotechnology — 0.2%
Biogen Idec, Inc.(1)(2)	1,704	$88,250

		$88,250

Building Products — 1.1%
Owens Corning(1)(2)	27,100	$377,503
USG Corp.(1)(2)	5,200	62,400
Wienerberger AG(1)	9,400	133,388

		$573,291

Capital Markets — 0.6%
Aberdeen Asset Management PLC	18,275	$38,519
Affiliated Managers Group, Inc.(1)	5,179	290,594

		$329,113

Chemicals — 1.8%
Agrium, Inc.	8,000	$393,760
Celanese Corp.(2)	16,000	328,160
CF Industries Holdings, Inc.	2,500	194,100

		$916,020

Commercial Banks — 7.0%
Banco Santander Central Hispano SA ADR(2)	71,000	$762,540
Barclays PLC	53,000	257,526
BOC Hong Kong Holdings Ltd.	156,000	247,382
Boston Private Financial Holdings, Inc.(2)	2,786	13,874
DBS Group Holdings, Ltd.	68,000	558,440
Intesa Sanpaolo ADR(1)	67,000	239,490
KBC Groep N.V.(1)	5,500	114,384
Mitsubishi UFJ Financial Group, Inc.	88,000	558,399

Security	Shares	Value
SVB Financial Group(1)	2,963	$79,853
Wells Fargo & Co.(2)	31,000	790,500

		$3,622,388

Commercial Services & Supplies — 1.0%
Copart, Inc.(1)(2)	7,300	$224,037
RR Donnelley & Sons Co.	22,000	296,560

		$520,597

Communications Equipment — 2.8%
Brocade Communications Systems, Inc.(1)(2)	91,800	$673,812
Nokia Oyj ADR(2)	13,000	198,900
Research In Motion, Ltd.(1)(2)	2,826	222,237
Riverbed Technology, Inc.(1)(2)	17,500	351,575

		$1,446,524

Computers & Peripherals — 0.7%
Apple, Inc.(1)	2,600	$353,106

		$353,106

Construction & Engineering — 1.1%
Granite Construction, Inc.(2)	10,200	$372,810
Perini Corp.(1)(2)	737	15,219
Vinci SA	4,000	193,437

		$581,466

Consumer Finance — 2.1%
Discover Financial Services	60,000	$573,600
Promise Co., Ltd.(2)	15,900	212,485
SLM Corp.(1)(2)	48,745	322,204

		$1,108,289

Diversified Consumer Services — 0.7%
Corinthian Colleges, Inc.(1)(2)	22,200	$341,436

		$341,436

Diversified Financial Services — 1.0%
JPMorgan Chase & Co.	13,600	$501,840

		$501,840

Diversified Telecommunication Services — 3.2%
France Telecom SA ADR	26,700	$623,178
Koninklijke KPN N.V.	25,800	339,487
Telefonica SA	32,000	693,196

		$1,655,861

Electric Utilities — 1.2%
E.ON AG ADR	10,400	$368,992
Scottish and Southern Energy PLC	14,000	265,030

		$634,022

Security	Shares	Value
Electrical Equipment — 2.5%
ABB, Ltd. ADR(2)	20,800	$342,368
Energy Conversion Devices, Inc.(1)(2)	4,800	82,608
First Solar, Inc.(1)(2)	1,700	323,000
GrafTech International, Ltd.(1)	54,000	549,180

		$1,297,156

Electronic Equipment, Instruments & Components — 0.7%
FUJIFILM Holdings Corp.	11,000	$318,173
Itron, Inc.(1)(2)	700	40,838

		$359,011

Energy Equipment & Services — 2.6%
Complete Production Services, Inc.(1)	40,000	$283,200
Nabors Industries, Ltd.(1)(2)	10,600	189,528
Patterson-UTI Energy, Inc.(2)	13,000	186,420
Pride International, Inc.(1)	17,418	421,864
Transocean, Ltd.(1)(2)	3,600	286,128

		$1,367,140

Food Products — 2.7%
Nestle SA	27,000	$983,147
Unilever PLC	17,000	401,206

		$1,384,353

Health Care Equipment & Supplies — 0.3%
Masimo Corp.(1)(2)	6,000	$143,640

		$143,640

Health Care Providers & Services — 0.5%
Express Scripts, Inc.(1)	2,700	$172,935
Health Management Associates, Inc.(1)(2)	18,000	104,580

		$277,515

Hotels, Restaurants & Leisure — 1.2%
Scientific Games Corp., Class A(1)	34,000	$606,220

		$606,220

Household Durables — 2.4%
Desarrolladora Homex SA de C.V. ADR(1)(2)	18,500	$498,575
LG Electronics, Inc.	1,400	134,966
Mohawk Industries, Inc.(1)(2)	3,300	126,291
Tempur-Pedic International, Inc.	24,000	264,720
Whirlpool Corp.(2)	5,600	235,984

		$1,260,536

Industrial Conglomerates — 0.9%
Keppel Corp., Ltd.	91,200	$458,780

		$458,780

Security	Shares	Value
Insurance — 6.0%
Aegon N.V.	63,800	$399,958
Allied World Assurance Holdings, Ltd.	12,800	483,200
AXA SA ADR(2)	23,700	446,745
Fairfax Financial Holdings, Ltd.	600	156,000
Fidelity National Financial, Inc., Class A	17,000	236,980
MetLife, Inc.	8,750	275,625
Muenchener Rueckversicherungs-Gesellschaft AG	2,500	353,081
Tokio Marine Holdings, Inc.(2)	18,200	534,198
Zurich Financial Services AG	1,300	243,298

		$3,129,085

Internet & Catalog Retail — 0.3%
NetFlix, Inc.(1)(2)	4,100	$161,622

		$161,622

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(1)	13,700	$304,962
MercadoLibre, Inc.(1)(2)	5,500	119,020

		$423,982

IT Services — 0.5%
Euronet Worldwide, Inc.(1)	13,000	$207,480
Wright Express Corp.(1)	2,000	49,740

		$257,220

Media — 1.8%
Arbitron, Inc.	6,055	$120,555
Central European Media Enterprises, Ltd.(1)(2)	8,200	153,504
Liberty Entertainment, Series A(1)	27,500	664,400

		$938,459

Metals & Mining — 2.6%
Anglo American PLC ADR(2)	19,110	$274,228
Gammon Gold, Inc.(1)(2)	59,000	486,160
Sterlite Industries India, Ltd. ADR(2)	23,300	306,861
Vale SA ADR	18,100	293,763

		$1,361,012

Multi-Utilities — 2.3%
National Grid PLC	69,800	$676,811
RWE AG	6,200	516,212

		$1,193,023

Multiline Retail — 0.5%
Big Lots, Inc.(1)	11,700	$269,217

		$269,217

Office Electronics — 0.2%
Neopost SA	1,500	$125,026

		$125,026

Security	Shares	Value
Oil, Gas & Consumable Fuels — 10.5%
Brigham Exploration Co.(1)(2)	78,638	$265,796
Chesapeake Energy Corp.(2)	13,000	294,580
Enbridge Energy Management, LLC(1)	2,656	101,726
Enbridge Energy Partners, LP(2)	4,800	193,680
Goodrich Petroleum Corp.(1)(2)	5,243	140,093
Hess Corp.	2,400	159,816
LUKOIL ADR(2)	4,600	243,800
Newfield Exploration Co.(1)(2)	9,000	325,080
Paladin Energy, Ltd.(1)	165,000	675,567
Petrohawk Energy Corp.(1)	17,450	439,740
Petroleo Brasileiro SA ADR(2)	22,300	779,831
Plains Exploration & Production Co.(1)	6,000	169,680
StatoilHydro ASA ADR	13,495	283,665
Total SA ADR(2)	17,000	980,050
Walter Industries, Inc.	11,500	375,360

		$5,428,464

Pharmaceuticals — 5.4%
AstraZeneca PLC ADR(2)	10,500	$438,060
GlaxoSmithKline PLC ADR(2)	10,700	360,697
Novartis AG ADR(2)	17,900	716,358
Perrigo Co.	4,000	107,440
Roche Holding AG	2,900	397,081
Sanofi-Aventis SA	9,000	574,417
Shionogi & Co., Ltd.	11,000	216,790

		$2,810,843

Professional Services — 0.5%
Equifax, Inc.(2)	8,800	$239,536

		$239,536

Real Estate Investment Trusts (REITs) — 1.1%
Chimera Investment Corp.(2)	32,700	$114,123
Host Hotels & Resorts, Inc.(2)	47,000	440,860

		$554,983

Road & Rail — 0.8%
All America Latina Logistica	20,000	$117,097
East Japan Railway Co.	3,000	179,114
Kansas City Southern(1)(2)	8,500	140,165

		$436,376

Semiconductors & Semiconductor Equipment — 2.9%
Atheros Communications, Inc.(1)(2)	19,900	$333,524
MEMC Electronic Materials, Inc.(1)	16,300	314,427
ON Semiconductor Corp.(1)(2)	57,500	393,875
Tessera Technologies, Inc.(1)	18,720	440,482

		$1,482,308

Security	Shares	Value
Software — 2.5%
Ariba, Inc.(1)(2)	13,688	$129,625
Check Point Software Technologies, Ltd.(1)(2)	5,600	130,760
Concur Technologies, Inc.(1)(2)	10,300	303,850
Nintendo Co., Ltd.	2,500	674,649
Rosetta Stone, Inc.(1)(2)	2,964	71,462

		$1,310,346

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	12,388	$527,605
Best Buy Co., Inc.(2)	14,100	494,910
Childrens Place Retail Stores, Inc. (The)(1)(2)	2,400	86,184
Gap, Inc. (The)(2)	8,000	142,800
Hibbett Sports, Inc.(1)(2)	1,415	25,512

		$1,277,011

Textiles, Apparel & Luxury Goods — 2.7%
Gildan Activewear, Inc.(1)	51,900	$853,755
Hanesbrands, Inc.(1)(2)	32,300	545,870

		$1,399,625

Tobacco — 1.8%
British American Tobacco PLC	29,300	$803,099
Japan Tobacco, Inc.	40	115,313

		$918,412

Trading Companies & Distributors — 1.5%
Mitsui & Co., Ltd.(2)	50,000	$641,109
WESCO International, Inc.(1)(2)	6,000	160,380

		$801,489

Wireless Telecommunication Services — 3.0%
Crown Castle International Corp.(1)	29,000	$703,540
MTN Group, Ltd.	13,000	189,439
Turkcell Iletisim Hizmetleri AS ADR(2)	37,000	492,470
Vodafone Group PLC ADR(2)	8,700	163,734

		$1,549,183

Total Common Stocks (identified cost $46,298,769)		$49,229,505

Short-Term Investments — 31.3%

	Interest
Description	(000’s Omitted)	Value
Cash Management Portfolio, 0.03%(3)	$1,569	$1,569,227
Eaton Vance Cash Collateral Fund, LLC, 0.38%(3)(4)	14,659	14,659,426

Total Short-Term Investments (identified cost $16,193,191)		$16,228,653

Total Investments — 126.2% (identified cost $62,491,960)		$65,458,158

Other Assets, Less Liabilities — (26.2)%		$(13,604,314)

Net Assets — 100.0%		$51,853,844

ADR	-	American Depositary Receipt

(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at May 31, 2009.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2009. At May 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on amortized cost. For the fiscal year to date ended May 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $136,753, and net income allocated from the investment in Cash Management Portfolio was $12,423.
(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2009. At May 31, 2009, the Portfolio loaned securities having a market value of $14,521,373 and received $14,659,426 of cash collateral for the loans. Other Assets, Less Liabilities includes an equal and offsetting liability of $14,659,426 to repay collateral amounts upon the return of loaned securities.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	60.3%	$31,257,266
Japan	8.3	4,307,017
Canada	5.4	2,787,479
United Kingdom	4.7	2,442,191
Switzerland	3.7	1,909,654
Singapore	2.0	1,017,220
France	1.7	892,880
Germany	1.7	869,293
Netherlands	1.4	739,445
Spain	1.3	693,196
Bermuda	1.3	672,728
Hong Kong	0.5	247,382
Australia	0.5	244,026
South Africa	0.4	189,439
Poland	0.3	176,190
Czech Republic	0.3	153,504
South Korea	0.3	134,966
Austria	0.2	133,388
Israel	0.2	130,760
Brazil	0.2	117,097
Belgium	0.2	114,384

Long-Term Investments	94.9%	$49,229,505
Short-Term Investments		16,228,653

Total Investments		$65,458,158

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,743,583

Gross unrealized appreciation	$7,605,807
Gross unrealized depreciation	(4,891,232)

Net unrealized appreciation	$2,714,575

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$53,210,134
Level 2	Other Significant Observable Inputs	12,248,024
Level 3	Significant Unobservable Inputs	—

Total		$65,458,158

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 24, 2009